SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Revenue Geographic concentration risk United States of America	Dec. 31, 2011 Revenue Geographic concentration risk United States of America	Dec. 31, 2010 Revenue Geographic concentration risk United States of America
Concentration risk
Percentage of concentration risk					9.30%	6.30%	9.70%
Basis of presentation, principles of consolidation and going concern
Short term borrowings	$ 786,987	$ 773,541
Cash and cash equivalents	26,105	27,742	48,688	133,250
Restricted cash	206,802	249,812
Term deposit	318	286
Unused bank credit facilities, which are subject to renewal within the next twelve months	$ 36,113